                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6742

                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               David M. Whitaker
                              Two Portland Square
                              Portland, ME 04101
                                 207-822-6114

                   Date of fiscal year end: August 31, 2006

        Date of reporting period: September 1, 2006 - November 30, 2006

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Item 1. Schedule of Investments.

MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

November 30, 2006 (Unaudited)

FACE AMOUNT                       SECURITY DESCRIPTION                       RATE  MATURITY    VALUE
----------- ------------------------------------------------------           ----  -------- -----------
            U.S. TREASURY BILLS # - 75.8%
$57,000,000 U.S. Treasury Bill                                               5.17% 12/21/06 $56,836,869
                                                                                            -----------

            REPURCHASE AGREEMENTS - 24.7%
  8,496,000 Bank of America Securities, dated 11/30/06, to be repurchased at
            $8,497,244; collateralized by various U.S. Treasury Obligations  5.27  12/01/06   8,496,000
 10,000,000 Merrill Lynch & Co., Inc., dated 11/30/06, to be repurchased at
            $10,001,456; collateralized by various U.S. Treasury Obligations 5.24  12/01/06  10,000,000
                                                                                            -----------
            Total Repurchase Agreements                                                      18,496,000
                                                                                            -----------
            Total Investments at Amortized Cost* - 100.5%                                   $75,332,869
            Other Assets and Liabilities, Net - (0.5)%                                         (369,919)
                                                                                            -----------
            NET ASSETS - 100.0%                                                             $74,962,950
                                                                                            ===========

         #   Rates shown are annualized yields at time of purchase.
         *   Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                                  MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

November 30, 2006 (Unaudited)

FACE AMOUNT               SECURITY DESCRIPTION               RATE  MATURITY    VALUE
----------- ------------------------------------------------ ----  -------- -----------
            U.S. GOVERNMENT SECURITY - 92.7%
            FEDERAL HOME LOAN BANK - DISCOUNT NOTE # - 92.7%
$17,700,000 FHLB                                             5.19% 12/20/06 $17,651,750
                                                                            -----------
            Total U.S. Government Securities                                 17,651,750
                                                                            -----------
  SHARES
-----------
            MONEY MARKET FUND - 7.1%
  1,340,000 Dreyfus Treasury Prime Cash Management Fund                       1,340,000
                                                                            -----------
            Total Investments at Amortized Cost* - 99.8%                    $18,991,750
            Other Assets and Liabilities, Net - 0.2%                             41,376
                                                                            -----------
            NET ASSETS - 100.0%                                             $19,033,126
                                                                            ===========

         #   Rates shown are annualized yields at time of purchase.
         *   Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MONARCH FUNDS

SCHEDULE OF INVESTMENTS--DAILY ASSETS GOVERNMENT FUND

November 30, 2006 (Unaudited)

FACE AMOUNT                    SECURITY DESCRIPTION                    RATE  MATURITY    VALUE
----------- ---------------------------------------------------------- ----  -------- ------------
            U.S. GOVERNMENT SECURITIES - 8.2%
            SMALL BUSINESS ADMINISTRATION (+/-) - 8.2%
 $  572,416 Pool #501543                                               6.63% 07/25/16      572,415
    227,835 Pool #501733                                               6.25  02/25/17      229,208
    304,367 Pool #501898                                               6.50  07/25/17      304,367
    322,327 Pool #501989                                               6.38  10/25/12      324,188
  1,118,328 Pool #502150                                               6.25  02/25/18    1,123,856
    504,925 Pool #502208                                               6.25  02/25/18      506,384
    184,660 Pool #503120                                               6.13  10/25/20      184,660
  1,506,348 Pool #503152                                               5.88  11/25/20    1,506,348
    137,226 Pool #503278                                               5.88  02/25/21      137,233
    271,959 Pool #503429                                               6.00  06/25/16      272,274
    262,404 Pool #503431                                               6.00  07/25/21      262,467
  1,048,552 Pool #503461                                               6.00  09/25/21    1,049,025
    234,764 Pool #503472                                               6.00  08/25/21      234,765
  1,067,996 Pool #503553                                               5.88  11/25/21    1,068,691
    460,313 Pool #503671                                               5.88  03/25/22      460,313
    498,594 Pool #503882                                               5.75  09/25/22      498,268
    217,733 Pool #503892                                               5.88  07/25/22      217,927
  1,013,709 Pool #503909                                               5.75  10/25/22    1,013,415
    417,237 Pool #504015                                               5.75  01/25/23      417,185
    529,400 Pool #504062                                               5.75  02/25/23      529,400
    281,952 Pool #504203                                               5.88  07/25/13      282,233
    219,115 Pool #504269                                               5.88  05/25/15      219,356
  5,448,245 Pool #504366                                               5.63  02/25/24    5,437,072
  2,639,519 Pool #504719                                               5.88  07/25/24    2,639,519
  1,202,441 Pool #504727                                               5.88  09/25/24    1,202,441
  1,021,117 Pool #504765                                               5.88  10/25/09    1,020,163
  1,505,894 Pool #504769                                               5.88  10/25/24    1,505,894
    116,012 Pool #505204                                               6.00  09/25/25      115,989
     82,774 Pool #505205                                               6.06  09/25/07       82,772
                                                                                      ------------
            Total Small Business Administration                                         23,417,829
                                                                                      ------------
            Total U.S. Government Securities                                            23,417,829
                                                                                      ------------
            REPURCHASE AGREEMENTS - 91.8%
 23,157,000 Bank of America Securities, dated 11/30/06, to be repurchased at $23,160,409; collateralized by various U.S.
            Government Agency Obligations                              5.30  12/01/06   23,157,000
140,000,000 Bear Stearns, dated 10/25/06, to be repurchased at
            $140,987,467; collaterized by various U.S. Government
            Agency Obligations (+/-)                                   5.29  12/12/06  140,000,000
 80,000,000 Deutsche Bank, dated 11/03/06, to be repurchased at
            $80,374,400; collaterized by various U.S. Government
            Agency Obligations (+/-)                                   5.27  12/05/06   80,000,000

 19,080,000 Merrill Lynch, dated 11/30/06, to be repurchased at
            $19,082,809.00; collateralized by various U.S. Government
            Agency Obligations                                         5.30  12/01/06   19,080,000
                                                                                      ------------

            Total Repurchase Agreements                                                262,237,000
                                                                                      ------------
            Total Investments at Amortized Cost* - 100.0%                             $285,654,829
            Other Assets and Liabilities, Net - 0.0%                                       115,294
                                                                                      ------------
            NET ASSETS - 100.0%                                                       $285,770,123
                                                                                      ============

        (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on November 30, 2006.
         * Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                                  MONARCH FUNDS

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

November 30, 2006 (Unaudited)

FACE AMOUNT SECURITY DESCRIPTION                                           RATE  MATURITY     VALUE
----------- -------------------------------------------------------------- ----  -------- ------------
            COMMERCIAL PAPER # - 52.7%
$25,000,000 Apreco, LLC ^                                                  5.30% 12/06/06 $ 24,981,736
 25,000,000 Bear Stearns & Co., Inc.                                       5.37  03/19/07   25,000,000
 25,000,000 Charta, LLC ^                                                  5.30  01/22/07   24,810,417
 20,000,000 Deutsche Bank Financial, LLC                                   5.24  12/12/06   19,968,008
 25,000,000 Edison Asset Securitization, LLC ^                             5.29  01/17/07   24,828,972
 20,175,000 International Lease Finance Corp.                              5.31  02/15/07   19,952,245
 25,000,000 Klio II Funding Corp.^                                         5.29  12/22/06   24,923,146
 25,000,000 Master Funding LLC ^                                           5.30  12/19/06   24,934,000
 25,000,000 Sheffield Receivables Corp. ^                                  5.28  12/18/06   24,937,903
 25,000,000 Societe Generale N.A.                                          5.29  01/29/07   24,786,125
 25,000,000 UBS Finance Delaware, LLC                                      5.29  01/16/07   24,832,611
 25,000,000 Unionbancal Commercial Funding                                 5.31  01/29/07   24,784,896
 25,000,000 Windmill Funding Corp.^                                        5.30  01/11/07   24,850,521
                                                                                          ------------
            Total Commercial Paper                                                         313,590,580
                                                                                          ------------
            CORPORATE NOTES (+/-) - 33.0%
 17,980,000 AllState Life Global Funding Trust                             5.43  05/25/07   17,988,596
 15,000,000 American General Finance                                       5.49  08/16/07   15,015,720
  4,200,000 American General Finance                                       5.43  03/27/07    4,200,996
  6,000,000 ASIF Global Financing                                          5.41  05/03/07    6,002,313
 20,000,000 Bank of America NA                                             5.32  05/15/07   20,000,000
 14,000,000 CIT Group, Inc.                                                5.57  02/15/07   14,006,160
  6,391,000 CIT Group, Inc.                                                5.60  05/18/07    6,397,237
  5,000,000 CIT Group, Inc.                                                5.44  08/24/07    5,003,469
 20,000,000 Comerica Bank                                                  5.35  01/22/07   20,001,461
 20,000,000 Countrywide Financial Corp.                                    5.53  04/11/07   20,009,175
 20,000,000 Goldman Sachs Group LP                                         5.46  03/23/07   20,006,874
 10,000,000 Merrill Lynch & Co., Inc.                                      5.50  10/19/07   10,014,474
  5,000,000 Merrill Lynch & Co., Inc.                                      5.48  08/27/07    5,004,358
  5,000,000 Merrill Lynch & Co., Inc.                                      5.34  07/27/07    5,000,000
 20,000,000 Morgan Stanley                                                 5.51  07/27/07   20,018,788
  7,393,000 Wells Fargo & Co.                                              5.42  09/28/07    7,399,479
                                                                                          ------------
            Total Corporate Notes                                                          196,069,100
                                                                                          ------------
            CERTIFICATE OF DEPOSIT (+/-) - 3.4%
 20,000,000 Credit Suisse New York                                         5.38  04/24/07   20,002,724
                                                                                          ------------
            REPURCHASE AGREEMENTS - 11.1%
 40,000,000 Bear Stearns & Co., Inc., dated 10/25/06, to be repurchased at
            $40,282,133; collateralized by various U.S. Government Agency
            Obligations                                                    5.29  12/12/06   40,000,000
 25,930,000 Merrill Lynch & Co., Inc. dated 11/30/06, to be repurchased at
            $25,933,817; collateralized by various U.S. Government Agency
            Obligations                                                    5.30  12/01/06   25,930,000
                                                                                          ------------
            Total Repurchase Agreements                                                     65,930,000
                                                                                          ------------
            Total Investments at Amortized Cost* - 100.2%                                 $595,592,404
            Other Assets and Liabilities, Net - (0.2)%                                        (901,226)
                                                                                          ------------
            NET ASSETS - 100.0%                                                           $594,691,178
                                                                                          ============

         #   Rates shown are annualized yields at time of purchase.

        (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on November 30, 2006.

         ^ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $174,266,695 or 29.3% of net assets.

         * Cost for federal income tax purposes is the same as for financial statement purposes.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONARCH FUNDS

By:   /s/ Anthony R. Fischer
      ---------------------------
      Anthony R. Fischer,
      Principal Executive Officer

Date: 1/10/07
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Anthony R. Fischer
      ---------------------------
      Anthony R. Fischer,
      Principal Executive Officer

Date: 1/10/07
      ---------------------------

By:   /s/ Jack J. Singer
      ---------------------------
      Jack J. Singer, Principal
      Financial Officer

Date: 1/10/07
      ---------------------------